Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2020
Computers and software [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property and equipment estimated useful lives of assets	15.00%
Computers and software [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property and equipment estimated useful lives of assets	33.00%
Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property and equipment estimated useful lives of assets	7.00%
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property and equipment estimated useful lives of assets	Over the shorter of the related lease period or the life of the asset